STOCK COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

NOTE 7. STOCK COMPENSATION

On April 4, 2014, the Board of Directors authorized the issuance of, and the Company issued, an aggregate of 48,750 shares of the Company’s common stock under the 2012 Plan to the members of the Board of Directors as compensation for their past services. These shares were issued to compensate the members for past services and valued at $4.00 per share, based on the grant date fair value, for a total expense of $195,000 which has been included in the Company’s condensed consolidated statement of operations for the nine months ended September 30, 2014. Due to the Company’s low trading volume, the grant date fair value was determined based on similar issuances of stock in the Company’s private placements.
On October 16, 2014, the Board of Directors authorized the issuance of, and the Company issued, an aggregate of 425,000 shares of the Company’s common stock under the 2012 Plan to certain officers and consultants of the Company. The shares issued are subject to restrictions and future vesting conditions based on the Company reaching certain future milestones. None of the shares were vested as of the issuance date. Compensation expense will be recognized in the applicable future periods should the applicable milestones be achieved in accordance with the vesting schedule. At the time of filing, there is no assurance that these milestones will in fact be achieved and that the shares will in fact vest in the future. No expense was recognized during the nine months ended September 30, 2015 and 2014.

NOTE 8. STOCK COMPENSATION

On April 4, 2014, the Board of Directors authorized the issuance of, and the Company issued, an aggregate of 48,750 shares of the Company’s common stock under the 2012 Plan to the members of the Board of Directors as compensation for their past services. These shares were issued to compensate the members for past services and valued at $4.00 per share, based on the grant date fair value, for a total expense of $195,000 which has been included in the Company’s Consolidated Statement of Operations for the year ended December 31, 2014. Due to the Company’s low trading volume, the grant date fair value was determined based on similar issuances of stock in the Company’s private placements.

On October 16, 2014, the Board of Directors authorized the issuance of, and the Company issued, an aggregate of 425,000 shares of the Company’s common stock under the 2012 Plan to certain officers and consultants of the Company. The shares issued are subject to restrictions and future vesting conditions based on the Company reaching certain future milestones. None of the shares were vested as of the issuance date. Compensation expense will be recognized in the applicable future periods should the applicable milestones be achieved in accordance with the vesting schedule. At the time of filing there is no assurance that these milestones will in fact be achieved and that the shares will in fact vest in the future.